Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

9. Financial Instruments

(a) Fair value of financial instruments

Cash and cash equivalents, restricted cash and other assets and liabilities.

The carrying value of cash and cash equivalents and restricted cash, are considered Level 1 items as they represent liquid assets with short-term maturities, trade receivables, amounts due to related parties, trade accounts payable and accrued liabilities approximate their fair value.

Long-term debt

The fair value of variable rate long-term debt (Note 7) approximates the recorded value, due to its variable interest being based on the SOFR rates (on the LIBOR and the SOFR, for 2022) and due to the fact that the lenders have the ability to pass on their funding cost to the Partnership under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2023. SOFR rates are observable at commonly quoted intervals for the full term of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy.

The fair value of the fixed rate long-term debt (Note 7 ((i), (xv) and (xvi)) as of December 31, 2023, was approximately $147,210 (carrying value: $169,115) and was determined by using Level 2 inputs being the discounted expected cash flows of the outstanding amount.

The 2022 Bonds and the 2021 Bonds (Note 7 ((xix) and (xx))) have a fixed rate, and their estimated fair values as of December 31, 2023, were determined through Level 1 inputs of the fair value hierarchy (quoted price under the ticker symbols CPLPB1 and CPLPB2 on Athens Stock Exchange) and were approximately $215,071 (carrying value: $276,640).

Derivative instruments

As of December 31, 2023:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) – asset position	$6,636	$–	$6,636	$–
Cross Currency SWAP (120,000) – liability position	(5,758)	–	(5,758)	–
Cross Currency SWAP (30,000) – liability position	(1,422)	–	(1,422)	–
Total	$(544)	$–	$(544)	$–

As of December 31, 2022:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) - liability position	$(10,068)	$–	$(10,068)	$–
Cross Currency SWAP (120,000) – liability position	(2,641)	–	(2,641)	–
Cross Currency SWAP (30,000) – liability position	(816)	–	(816)	–
Total	$(13,525)	$–	$(13,525)	$–

The fair value (Level 2) of cross-currency swap derivative agreements is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, current interest rates, foreign exchange rates and the credit worthiness of both us and the derivative counterparty. This line item is presented in “Derivative asset” and “Derivative liabilities” in the consolidated balance sheets.

There were no Level 3 items.

(b) Concentration of credit risk

Financial instruments which potentially subject the Partnership to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable, net. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with a limited number of creditworthy financial institutions rated by qualified rating agencies. Most of the Partnership’s revenues were derived from a few charterers.

For the year ended December 31, 2023, Hapag-Lloyd Aktiengesellschaft (“Hapag-Lloyd”), BP Gas Marketing Limited (“BP”), Cheniere Marketing International LLP (“Cheniere”) and Hyundai Merchant Marine Co Ltd. (“HMM”) accounted for 24%, 21%, 16% and 15% of the Partnership’s revenues, respectively. For the year ended December 31, 2022, BP, HMM, Cheniere and Hapag-Lloyd accounted for 28%, 18%, 17% and 16% of the Partnership’s revenues, respectively. For the year ended December 31, 2021, HMM and Hapag-Lloyd accounted for 29% and 24% of the Partnership’s revenues, respectively.